EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2018	2017	2016
Net income (loss)	84,535	(2,348)	(127,711)

(in thousands)	2018	2017	2016
Weighted average number of shares outstanding - basic	144,132	125,019	95,238
Impact of stock options	302	—	—
Weighted average number of shares outstanding - diluted	144,434	125,019	95,238